Stock Purchase Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Purchase Warrants [Abstract]
Stock Purchase Warrants [Text Block]

7.   Stock Purchase Warrants

On March 15, 2012, the Company entered into a consulting agreement for a financial communications program, for a period of twelve months that began on February 20, 2012. As compensation for such program, the consultant is paid a monthly fee and will be issued a performance warrant exercisable for 250,000 shares of the Company’s common stock based on achievement of certain milestones. Upon initiation of the program, 50,000 of the performance warrants vested. The performance warrant is exercisable for a period of two years from the date the agreement was executed for an exercise price equal to the price of the Company’s common stock on the date of execution. The fair value of the warrant approximated $61,000 and was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

Exercise price	$2.20
Expected dividends	0%
Expected volatility	108%
Risk free interest rate	0.37%
Expected life of warrant	2 years
Expected forfeitures	0%

On December 20, 2011, the Company entered into a consulting agreement for financial advisory services, for a period of twelve months. As compensation for such services, the consultant is paid a monthly fee and on February 2, 2012, was issued a warrant exercisable for 100,000 shares of the Company’s common stock. The warrant is exercisable upon issuance for a period of five years from the date of issue at an exercise price equal to the price of the Company’s common stock on the date of issue. The fair value of the warrant approximated $200,000 and was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

Exercise price	$1.14
Expected dividends	0%
Expected volatility	174%
Risk free interest rate	0.71%
Expected life of warrant	5 years
Expected forfeitures	0%

On April 6, 2011, the Company entered into a Common Stock Purchase Agreement with an institutional investor. As part of this agreement, the Company issued a warrant to purchase 844,391 shares of common stock. The warrants have an exercise price of $1.00 and a life of fifteen months. The warrants vested immediately and expire August 10, 2012. As of March 31, 2012, 344,391 of these warrants remained outstanding.

On January 28, 2011, the Company entered into a Common Stock Purchase Agreement with three institutional investors. As part of this agreement, the Company issued warrants to purchase 1,428,572 shares of common stock. The warrants have an exercise price of $1.40 and a life of fifteen months. The warrants vested immediately and expire May 1, 2012. As of March 31, 2012, 746,429 of these warrants remained outstanding.

On July 2, 2010, the Company entered into a Common Stock Purchase Agreement with a single investor. As part of this agreement, the Company issued warrants to purchase 60,606 shares of common stock to the placement agent, or its permitted assigns. The warrants have an exercise price of $1.32 and a life of 5 years. The warrants vested on January 1, 2011 and expire December 31, 2015. Since these warrants were granted as part of an equity raise, the Company has treated them as a direct offering cost. The result of the transaction has no affect to equity. As of March 31, 2012, 18,182 of these warrants remained outstanding.

A summary of warrant activities as of March 31, 2012, and for the year ended December 31, 2011, is as follows:

	Warrants	Weighted Average Exercise Price
Balance – December 31, 2010	1,131,078	$3.49
Granted	2,272,963	1.25
Exercised	(15,615)	1.03
Expired	(129,240)	2.08
Balance – December 31, 2011	3,259,186	1.95
Granted	350,000	1.90
Exercised	(1,194,264)	1.24
Expired	-	-
Balance – March 31, 2012 - outstanding	2,414,922	$2.36

Balance – March 31, 2012 – exercisable	2,214,922	$2.37

The warrants outstanding as of March 31, 2012, are as follows:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$1.00	344,391	344,391	0.36 years	$443,000
$1.14	100,000	100,000	4.84 years	106,000
$1.32	18,182	18,182	3.75 years	16,000
$1.40	746,429	721,429	0.08 years	577,000
$2.20	250,000	50,000	1.96 years	-
$2.22	517,257	517,257	4.66 years	-
$3.30	61,207	61,207	3.30 years	-
$3.75	50,000	50,000	3.88 years	-
$6.36	327,456	327,456	0.61 years	-
	2,414,922	2,214,922	1.81 years	$1,142,000

8.	Stock Repurchase Program

On April 3, 2009, the Company’s Board of Directors approved a Stock Repurchase Program authorizing the Company to repurchase, from time-to-time and through December 31, 2009, up to $1 million of its common stock, up to a maximum of four million shares at prices of up to $5 per share. As of December 31, 2011, the Company had repurchased 81,482 shares for approximately $50,000 ($0.61 per share), based upon the quoted closing trading price.  These treasury shares are not included in the computation of earnings (loss) per share and are deemed to be canceled and retired.